Common Stock and Stockholders' Equity (Deficit) - Assumptions Used to Estimate Fair Value of ESPP Awards (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%
ESPP Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend rate	0.00%
ESPP Awards | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	45.00%
Risk-free interest rate	0.05%
Expected term (in years)	6 months
ESPP Awards | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	49.00%
Risk-free interest rate	0.35%
Expected term (in years)	1 year 6 months